Compensation of Key Management and Related Party Payments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Salaries and benefits	$ 767,053	$ 753,203
Termination benefits	577,057
Share based compensation	410,273	616,104
Total compensation	1,754,383	$ 1,369,307
Paulson & Co., Inc.
Disclosure of transactions between related parties [line items]
Reimbursement of expenses	$ 140,000